ACQUISITION (Schedule of Consideration Transferred) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACQUISITION [Abstract]
Cash paid for acquisition, net	$ 988		$ 8,788
Short-term Liability for future earn-out			1,950
Long-term Liability for future earn-out			3,359
Total acquisition price			$ 14,097